Segment Reporting Geographical Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 3,778		$ 3,762	$ 4,062	$ 3,897	$ 3,822		$ 3,665	$ 3,882	$ 3,682	$ 15,499		$ 15,051		$ 14,070
Property Plant & Equipment, net	3,021	[1]				2,930	[1]				3,021	[1]	2,930	[1]	2,615	[1]
United States
Segment Reporting Information [Line Items]
Net sales											5,160	[2]	4,850	[2]	4,709	[2]
Property Plant & Equipment, net	675	[1],[2]				583	[1],[2]				675	[1],[2]	583	[1],[2]	507	[1],[2]
Other North America
Segment Reporting Information [Line Items]
Net sales											208		213		151
Property Plant & Equipment, net	135	[1]				135	[1]				135	[1]	135	[1]	128	[1]
Asia Pacific
Segment Reporting Information [Line Items]
Net sales											3,552	[3]	3,171	[3]	2,500	[3]
Property Plant & Equipment, net	732	[1],[3]				602	[1],[3]				732	[1],[3]	602	[1],[3]	470	[1],[3]
Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Net sales											5,940	[4]	5,999	[4]	5,897	[4]
Property Plant & Equipment, net	1,395	[1],[4]				1,513	[1],[4]				1,395	[1],[4]	1,513	[1],[4]	1,403	[1],[4]
South America
Segment Reporting Information [Line Items]
Net sales											639		818		813
Property Plant & Equipment, net	84	[1]				97	[1]				84	[1]	97	[1]	107	[1]
United Kingdom
Segment Reporting Information [Line Items]
Net sales											892		727		726
Property Plant & Equipment, net	231					229					231		229		191
Germany
Segment Reporting Information [Line Items]
Net sales													1,076
France
Segment Reporting Information [Line Items]
Net sales															$ 1,125

[1]	Net property data represents property, plant and equipment, net of accumulated depreciation
[2]	Includes net sales and machinery, equipment and tooling that relate to the Company's maquiladora operations located in Mexico. These assets are utilized to produce products sold to customers located in the United States.
[3]	Net sales and net property in Asia Pacific are primarily attributable to China.
[4]	Includes Delphi’s country of domicile, Jersey, and the country of Delphi’s principal executive offices, the United Kingdom. The Company had no sales in Jersey in any period. The Company had net sales of $892 million, $727 million, and $726 million in the United Kingdom for the years ended December 31, 2014, 2013 and 2012, respectively. The Company had net property in the United Kingdom of $231 million, $229 million, and $191 million as of December 31, 2014, 2013 and 2012, respectively. The largest portion of net sales in the Europe, Middle East & Africa region was $892 million in the United Kingdom, $1,076 million in Germany and $1,125 million in France for the years ended December 31, 2014, 2013 and 2012, respectively.